Note 3 - Cash, Cash Equivalents - Schedule of Cash, Cash Equivalents and Term Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Cash and cash equivalents	$ 94,008	$ 72,360	$ 130,180
Bottom of range [member]
Statement Line Items [Line Items]
Cash and cash equivalents	$ 94,008